AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	£ 26.2	£ 24.7	£ 24.3
Other non-audit fees	0.7	2.0	3.6
Total fees payable to the Company’s auditors by the Group	26.9	26.7	27.9
Audit of the company's current year annual report [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.5	1.5	1.5
Audit of the company's subsidiaries pursuant to legislation [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	20.2	19.1	18.6
Other services supplied pursuant to legislation [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	3.5	2.9	3.0
Total audit fees [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	25.2	23.5	23.1
Other services – audit related fees [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.0	1.2	1.2
Services relating to corporate finanace transactions [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees			1.2
Other services [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	£ 0.7	£ 2.0	£ 2.4